Leases - Schedule of Lease Cost and Supplemental Cash Flows Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost and Supplemental Cash Flows Information [Abstract]
Operating leases cost	$ 465,389	$ 436,658
Short-term lease cost
Total	465,389	436,658
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	402,179	382,401	$ 340,756
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	411,544		494,642
Remeasurement of the lease liabilities and right-of-use assets due to lease modification:		$ 152,872